Net investment in lease - Additional Information (Detail) - Seaspan [Member]	1 Months Ended			6 Months Ended	12 Months Ended
	Nov. 30, 2019 Vessel TEU	Jan. 31, 2018 Vessel	Apr. 30, 2015 Vessel TEU	Jun. 30, 2018 USD ($)	Dec. 31, 2019 USD ($) Vessel	Dec. 31, 2017 Vessel
Leases [Line Items]
Number of vessels			5
Capacity in TEUs | TEU			11,000
Term of agreement			17 years
Number of vessels delivered					5
Aggregate purchase price of vessels | $					$ 316,666,000
TEU Vessels [Member]
Leases [Line Items]
Number of vessels delivered		1				4
10,700 TEU Vessels [Member]
Leases [Line Items]
Number of vessels	3
Capacity in TEUs | TEU	10,700
9,200 TEU Vessels [Member]
Leases [Line Items]
Number of vessels	3
Capacity in TEUs | TEU	9,200
MSC [Member]
Leases [Line Items]
Purchase price per vessel | $				$ 32,000,000
CMA [Member]
Leases [Line Items]
Remaining term of agreement	4 years